Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Financial assets
Debt securities at amortised cost	£ 54,605	£ 50,227
Reverse repurchase agreements and other similar secured lending	7,007	3,393
Financial liabilities
Repurchase agreements and other similar secured borrowing	(23,974)	(29,397)
Debt securities in issue	(45,925)	(35,803)
Subordinated liabilities	(43,221)	(41,875)	£ (35,903)
Fair value
Financial assets
Debt securities at amortised cost	54,126	49,400
Loans and advances at amortised cost	143,378	146,369
Reverse repurchase agreements and other similar secured lending	7,007	3,393
Financial liabilities
Deposits at amortised cost	(326,126)	(319,135)
Repurchase agreements and other similar secured borrowing	(23,974)	(29,397)
Debt securities in issue	(45,869)	(35,745)
Subordinated liabilities	(45,083)	(43,030)
Gross exposure
Financial assets
Debt securities at amortised cost	54,605	50,227
Loans and advances at amortised cost	142,103	144,827
Reverse repurchase agreements and other similar secured lending	7,007	3,393
Financial liabilities
Deposits at amortised cost	(326,065)	(319,376)
Repurchase agreements and other similar secured borrowing	(23,974)	(29,397)
Debt securities in issue	(45,925)	(35,803)
Subordinated liabilities	£ (43,221)	£ (41,875)